Investments (Details 10) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	940	1,028
Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,581,692,000	2,101,611,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	73,831,000	56,859,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	667,783,000	1,031,218,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	208,135,000	256,703,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,249,475,000	3,132,829,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	281,966,000	313,562,000
Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,178,000	22,864,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	5,080,000	1,105,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	21,599,000	28,867,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	5,440,000	4,464,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	42,777,000	51,731,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	10,520,000	5,569,000
Less Than 12 Months [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	546	520
Greater Than Or Equal To 12 Months [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale, Securities in Unrealized Loss Positions, Qualitative Disclosure, Number of Positions	394	508
External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,304,417,000	2,042,029,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	53,879,000	54,422,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	526,382,000	789,281,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	128,295,000	152,793,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,830,799,000	2,831,310,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	182,174,000	207,215,000
External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	277,275,000	59,582,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	19,952,000	2,437,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	141,401,000	241,937,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	79,840,000	103,910,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	418,676,000	301,519,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	99,792,000	106,347,000
Corporate Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	790,758,000	1,020,784,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	40,180,000	30,438,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	286,244,000	329,109,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	63,117,000	58,539,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,077,002,000	1,349,893,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	103,297,000	88,977,000
Corporate Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	212,795,000	58,420,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	10,852,000	1,832,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	47,310,000	91,205,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	11,222,000	9,942,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	260,105,000	149,625,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	22,074,000	11,774,000
US Government Agencies Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,764,000	11,839,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	61,000	708,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,764,000	11,839,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	61,000	708,000
US States and Political Subdivisions Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	21,045,000	68,229,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,845,000	2,890,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	12,273,000	31,426,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,268,000	5,227,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	33,318,000	99,655,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3,113,000	8,117,000
US States and Political Subdivisions Debt Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	4,000,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	228,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	4,000,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	228,000	0
Foreign Government Debt Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	148,416,000	462,272,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	1,085,000	6,694,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	16,588,000	82,815,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	2,491,000	7,910,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	165,004,000	545,087,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	3,576,000	14,604,000
Commercial Mortgage Backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	109,455,000	132,526,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,538,000	4,143,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	58,979,000	109,158,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	22,001,000	29,059,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	168,434,000	241,684,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	25,539,000	33,202,000
Commercial Mortgage Backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	34,918,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	7,220,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	62,357,000	89,170,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	46,730,000	64,063,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	97,275,000	89,170,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	53,950,000	64,063,000
Residential Mortgage Backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	128,622,000	195,406,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,549,000	4,986,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	58,388,000	105,601,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	10,382,000	13,607,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	187,010,000	301,007,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	13,931,000	18,593,000
Residential Mortgage Backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	23,199,000	1,162,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	712,000	605,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	10,459,000	38,206,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	1,781,000	7,382,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	33,658,000	39,368,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	2,493,000	7,987,000
Asset-backed Securities [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	101,263,000	23,065,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	3,592,000	570,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	93,910,000	131,172,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	29,036,000	38,451,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	195,173,000	154,237,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	32,628,000	39,021,000
Asset-backed Securities [Member] | External Credit Rating, Non Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	2,363,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	940,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	21,275,000	23,356,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	20,107,000	22,523,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	23,638,000	23,356,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	21,047,000	22,523,000
Canadian Provincial Governments [Member] | External Credit Rating, Investment Grade [Member] | Fixed Maturities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	3,094,000	127,908,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	29,000	3,993,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	0	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	3,094,000	127,908,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	29,000	3,993,000
Nonredeemable Preferred Stock [Member] | Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	19,516,000	15,987,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	4,478,000	834,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	15,694,000	28,549,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	4,504,000	4,464,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	35,210,000	44,536,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	8,982,000	5,298,000
Equity Securities, Other [Member] | Equity Securities [Member]
Estimated Fair Values And Gross Unrealized Losses OTTI Impairment Losses Reported In AOCI [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,662,000	6,877,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses	602,000	271,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,905,000	318,000
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses	936,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	7,567,000	7,195,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses	1,538,000	271,000